Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Changes In Noncontrolling Interest
Changes in Noncontrolling Interest for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Beginning balance	$202,664	$160,952	$60,577

Comprehensive income (loss):
Net Income Attributable to Noncontrolling Interest	40,984	14,827	20,497
Other comprehensive income (loss)	(3,737)	(3,886)	(2,608)
Total comprehensive income	37,247	10,941	17,889

Evercore LP Units Purchased or Converted into Class A Shares	(16,480)	(12,012)	(11,686)
Amortization and Vesting of LP Units/Interests	81,392	82,734	3,593
Issuance of Noncontrolling Interest for Acquisitions and Investments	—	—	72,344

Other Items:
Distributions to Noncontrolling Interests	(38,154)	(23,723)	(10,655)
Deconsolidation of Atalanta Sosnoff	—	(16,090)	—
Net Reclassification to/from Redeemable Noncontrolling Interest	—	—	27,477
Issuance of Noncontrolling Interest	885	594	2,449
Purchase of Noncontrolling Interest	(5,225)	—	—
Deconsolidation of GCP III	(5,808)	—	—
Other, net	(488)	(732)	(1,036)
Total other items	(48,790)	(39,951)	18,235

Ending balance	$256,033	$202,664	$160,952